Shareholders' equity (Tables)	3 Months Ended
Mar. 31, 2020
Shareholders' equity.
Schedule of Ordinary Shares and Protected Ordinary Shares Issued and Outstanding

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
A1 protected ordinary shares	—	—	8,492,054
A2 protected ordinary shares	—	—	4,302,386
A3 protected ordinary shares	—	—	3,350,038
A4 protected ordinary shares	—	—	2,317,434
Ordinary shares	32,217,937	31,937,772	7,063,458
	32,217,937	31,937,772	25,525,370

Schedule of Status of Options

			Weighted-average
			remaining
		Weighted-average	contractual
	Number of	exercise	term
	options	price	(in years)
Outstanding at December 31, 2018	2,974,891	5.86	8.32
Granted	1,829,455	16.87
Exercised	(161,398)	5.37
Forfeited	(182,659)	11.07
Outstanding at December 31, 2019	4,460,289	9.93	8.07
Exercisable at December 31, 2019	1,662,729	5.70	6.85
Granted (unaudited)	199,775	25.90
Exercised (unaudited)	(276,778)	7.18
Forfeited (unaudited)	(83,558)	11.46
Outstanding at March 31, 2020 (unaudited)	4,299,728	10.82	7.79
Exercisable at March 31, 2020 (unaudited)	1,876,598	7.31	7.05

Schedule of Fair Value of Options Estimated on Grant Date

The fair value of these options was estimated on the grant date based on the following weighted average assumptions for:

	Three months
	ended
	March 31,		Year ended
	2020	2019	December 31,
	(unaudited)	(unaudited)	2019	2018	2017
Volatility	46%	50%	50%	45% – 50%	51% – 56%
Expected term in years	4.42 – 5.56	5.56 – 6.11	5.0 – 6.11	5.25 – 6.25	6.25
Risk-free interest rate	1.40%	2.59%	1.52% – 2.59%	2.0% – 3.07%	2.0% – 2.4%
Estimated fair value of underlying ordinary shares	27.9	20.0 – 23.08	12.8 – 22.64	8.69 – 18.47	4.75 – 5.56
Dividend yield	0%	0%	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan and 2019 Plan

The options outstanding under the 2011 Plan and 2019 Plan as of March 31, 2020 (unaudited) have been separated into exercise price groups as follows:

	Outstanding		Exercisable
		Weighted average		Weighted average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00 - $0.33	156,152	8.45	53,385	7.90
$1.61- $2.01	407,225	4.38	407,225	4.38
$4.48 - $5.55	1,310,243	7.54	796,711	7.38
$8.70 - $10.84	252,945	6.73	117,441	5.98
$12.78 - $18.46	1,428,806	8.74	376,172	8.74
$21.81 - $24.79	544,582	9.13	125,248	9.15
$25.82 - $27.90	199,775	6.88	416	6.88
	4,299,728	7.79	1,876,598	7.05
Aggregate intrinsic value	$61,692		$33,522

The options outstanding under the 2011 Plan and 2019 Plan as of December 31, 2019 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
		Weighted average		Weighted average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00 - $0.33	157,655	8.64	45,546	7.78
$1.61 - $2.01	449,173	4.58	449,173	4.58
$4.48 - $5.55	1,482,296	7.63	880,095	7.38
$8.70 - $10.84	324,749	8.22	111,809	7.77
$12.78 - $18.46	1,475,433	8.97	93,148	8.86
$21.81 - $24.79	570,983	9.41	82,958	9.47
	4,460,289	8.07	1,662,729	6.85
Aggregate intrinsic value	$60,513		$29,601

Schedule of Status of RSU

		Weighted-average
	Number of	grant date
	RSU	fair value
Outstanding at December 31, 2018	—	—
Granted	124,727	22.95
Exercised	(849)	23.14
Forfeited	(5,625)	23.03
Outstanding at December 31, 2019	118,253	22.95
Granted (unaudited)	326,686	27.90
Exercised (unaudited)	(3,387)	24.31
Forfeited (unaudited)	(3,725)	23.09
Outstanding at March 31, 2020 (unaudited)	437,827	26.63

Schedule of Stock-Based Compensation Costs

	Three months ended
	March 31,		Year ended December 31,
	2020	2019	2019	2018	2017
	(unaudited)
Cost of revenue	$70	$22	$142	$12	$20
Research and development	1,042	635	3,197	731	286
Sales and marketing	527	256	1,853	1,480	836
General and administrative	1,123	833	3,707	9,425	261
	$2,762	$1,746	$8,899	$11,648	$1,403